Risk Management Activities - Hedging Instruments (Details) $ in Thousands, $ in Thousands, $ in Millions, kJ in Billions	12 Months Ended
	Dec. 31, 2018 CAD ($) MWh kJ	Dec. 31, 2017 CAD ($) MWh kJ	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($) MWh kJ	Dec. 31, 2018 AUD ($) MWh kJ	Dec. 31, 2017 USD ($) MWh kJ
Disclosure of detailed information about financial instruments [line items]
Collateral paid (Note 15)	$ 105,000	$ 67,000
Notional amount	3,234,000	3,664,000
Fair value asset	10,000	30,000
Unrealized pre-tax gains (losses)	4,000	$ 2,000	$ 0
Borrowings subject to floating interest rates		14.44032%	6.00%			14.44032%
Gains (losses) on exchange differences on translation, net of tax	$ 43,000	$ (25,000)
Electricity | Non-Hedges | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | MWh	58,885,000	14,688,000		58,885,000	58,885,000	14,688,000
Notional amount purchased | MWh	37,023,000	7,348,000		37,023,000	37,023,000	7,348,000
Electricity | Cash flow hedges | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | MWh	2,128,000	1,997,000		2,128,000	2,128,000	1,997,000
Notional amount purchased | MWh	0	44,000		0	0	44,000
Long-term debt | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 400,000		$ 480,000
Long-term debt | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount				50,000		$ 50,000
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 400
Fair value asset	$ 687,000
Notional amount purchased | MWh	23,000			23,000	23,000
Gain (loss) on hedge ineffectiveness	$ 60,000
Reserve of cash flow hedges	508,000
Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Fair value asset		$ 11,000
Fair value liability	5,000	9,000
Foreign Exchange Forward Contracts - foreign-denominated debt | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold	124,000
Notional amount purchased		230		$ 100,000
Fair value asset	10,000
Fair value liability		4,000
Cross-Currency Swaps - foreign-denominated debt | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold	0
Notional amount purchased		270		$ 0
Fair value asset	$ 0	$ 35,000
Natural gas | Non-Hedges | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | kJ	80,413	74,194		80,413	80,413	74,194
Notional amount purchased | kJ	110,488	103,805		110,488	110,488	103,805
Transmission | Non-Hedges | Commodity risk management
Disclosure of detailed information about financial instruments [line items]
Notional amount sold | MWh	29,000	1,000		29,000	29,000	1,000
Notional amount purchased | MWh	11,163,000	3,455,000		11,163,000	11,163,000	3,455,000
Foreign-denominated debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about financial instruments [line items]
Fair value asset	$ 1,000
Gain (loss) on hedge ineffectiveness	41,000
Minimum | Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount purchased	214,000	$ 157,000
Maximum | Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount purchased	205,000	104,000
Fair value liability	7,000
U.S. Dollars | Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold				$ 164,000
Australia, Dollars | Foreign Exchange Forward Contracts - foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount sold					$ 218
Reserve of exchange differences on translation
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on exchange differences on translation, net of tax	$ (84,000)	$ 89,000